American High-Income Trust®
Investment portfolio
December 31, 2019
unaudited
Bonds, notes & other debt instruments 89.62% Corporate bonds & notes 89.38% Communication services 15.54%	Principal amount (000)	Value (000)
Altice Finco SA 8.125% 2024[1]	$17,545	$18,140
Altice France SA, Term Loan B-13, (3-month USD-LIBOR + 4.00%) 5.74% 2026[2,3]	8,984	9,035
Altice NV 6.625% 2023[1]	9,460	9,645
Altice NV 7.50% 2026[1]	10,875	11,711
Altice SA 7.625% 2025[1]	67,950	70,838
AMC Networks Inc. 5.00% 2024	1,775	1,815
AMC Networks Inc. 4.75% 2025	9,069	9,122
Cablevision Systems Corp. 6.75% 2021	44,150	47,616
Cablevision Systems Corp. 5.50% 2027[1]	2,700	2,904
Cablevision Systems Corp. 5.75% 2030[1]	11,800	12,611
CBS Corp. 7.25% 2024[1]	3,325	3,509
CCO Holdings LLC and CCO Holdings Capital Corp. 4.00% 2023[1]	21,675	22,027
CCO Holdings LLC and CCO Holdings Capital Corp. 5.125% 2023[1]	7,725	7,901
CCO Holdings LLC and CCO Holdings Capital Corp. 5.875% 2024[1]	3,835	3,972
CCO Holdings LLC and CCO Holdings Capital Corp. 5.375% 2025[1]	1,600	1,655
CCO Holdings LLC and CCO Holdings Capital Corp. 5.50% 2026[1]	11,000	11,617
CCO Holdings LLC and CCO Holdings Capital Corp. 5.75% 2026[1]	61,225	64,707
CCO Holdings LLC and CCO Holdings Capital Corp. 5.125% 2027[1]	44,890	47,442
CCO Holdings LLC and CCO Holdings Capital Corp. 5.00% 2028[1]	45,300	47,618
CCO Holdings LLC and CCO Holdings Capital Corp. 5.375% 2029[1]	11,525	12,324
CCO Holdings LLC and CCO Holdings Capital Corp. 4.75% 2030[1]	68,130	69,621
CenturyLink, Inc. 6.75% 2023	65,675	73,447
CenturyLink, Inc. 7.50% 2024	9,100	10,279
CenturyLink, Inc. 5.125% 2026[1]	30,150	30,757
CenturyLink, Inc., Series T, 5.80% 2022	6,000	6,318
Cinemark USA, Inc. 4.875% 2023	9,673	9,854
Clear Channel Worldwide Holdings, Inc. 9.25% 2024[1]	22,289	24,732
CSC Holdings, LLC 7.75% 2025[1]	1,500	1,603
CSC Holdings, LLC 5.50% 2026[1]	12,475	13,237
Cumulus Media New Holdings Inc. 6.75% 2026[1]	25,050	26,882
Diamond Sports Group LLC 5.375% 2026[1]	23,695	24,013
Diamond Sports Group LLC 6.625% 2027[1]	10,641	10,368
DISH DBS Corp. 5.125% 2020	2,000	2,015
DISH DBS Corp. 6.75% 2021	11,000	11,584
Embarq Corp. 7.995% 2036	22,810	24,162
Entercom Media Corp. 6.50% 2027[1]	3,630	3,894
Frontier Communications Corp. 8.50% 2020	8,175	4,899
Frontier Communications Corp. 9.25% 2021	12,775	6,260
Frontier Communications Corp. 10.50% 2022	124,150	60,872
Frontier Communications Corp. 11.00% 2025	221,729	108,093
Frontier Communications Corp. 8.50% 2026[1]	17,225	17,472
Frontier Communications Corp. 8.00% 2027[1]	39,815	41,680
Getty Images Inc. 9.75% 2027[1]	6,075	6,047
Gogo Inc. 9.875% 2024[1]	155,725	164,809
Gray Television, Inc. 7.00% 2027[1]	11,275	12,550
iHeartCommunications, Inc. 6.375% 2026	7,942	8,633
American High-Income Trust — Page 1 of 22

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Communication services (continued)	Principal amount (000)	Value (000)
iHeartCommunications, Inc. 5.25% 2027[1]	$49,572	$51,959
iHeartCommunications, Inc. 8.375% 2027	15,203	16,828
iHeartCommunications, Inc., Term Loan D, (3-month USD-LIBOR + 4.00%) 5.945% 2026[2,3]	665	672
Inmarsat PLC 4.875% 2022[1]	23,005	23,336
Inmarsat PLC 6.75% 2026[1]	43,300	46,169
Intelsat Jackson Holding Co. 5.50% 2023	49,935	43,000
Intelsat Jackson Holding Co. 8.00% 2024[1]	12,675	13,034
Intelsat Jackson Holding Co. 8.50% 2024[1]	72,675	66,346
Intelsat Jackson Holding Co., Term Loan, 6.625% 2024[2]	41,055	41,658
LCPR Senior Secured Financing Designated Activity Co. 6.75% 2027[1]	10,800	11,468
Level 3 Communications, Inc. 3.875% 2029[1]	14,800	14,938
Liberty Global PLC 5.50% 2028[1]	8,250	8,379
Ligado Networks, Term Loan, (3-month USD-LIBOR + 8.75%) 10.85% 2020 (100% PIK)[2,3,4]	34,292	21,875
Live Nation Entertainment, Inc. 4.875% 2024[1]	3,900	4,046
Live Nation Entertainment, Inc. 5.625% 2026[1]	3,600	3,844
Live Nation Entertainment, Inc. 4.75% 2027[1]	6,486	6,725
Loral Space & Communications Inc. 4.875% 2027[1]	4,550	4,641
Match Group, Inc. 5.00% 2027[1]	7,450	7,788
Match Group, Inc. 5.625% 2029[1]	14,675	15,671
MDC Partners Inc. 6.50% 2024[1]	159,594	144,832
Meredith Corp. 6.875% 2026	61,617	64,239
Neptune Finco Corp. (Altice NV) 6.625% 2025[1]	10,600	11,276
Neptune Finco Corp. (Altice NV) 10.875% 2025[1]	2,098	2,348
Netflix, Inc. 5.375% 2029[1]	14,100	15,042
Netflix, Inc. 4.875% 2030[1]	26,255	26,714
Nexstar Broadcasting, Inc. 5.625% 2024[1]	9,000	9,401
Nexstar Escrow Corp. 5.625% 2027[1]	20,270	21,398
Numericable Group SA 7.375% 2026[1]	21,300	22,908
OUTFRONT Media Cap LLC 5.00% 2027[1]	8,905	9,344
Qwest Capital Funding, Inc. 6.875% 2028	14,900	14,719
Sinclair Broadcast Group, Inc. 5.50% 2030[1]	9,050	9,270
Sirius XM Radio Inc. 3.875% 2022[1]	24,550	25,133
Sirius XM Radio Inc. 4.625% 2023[1]	7,475	7,603
Sirius XM Radio Inc. 4.625% 2024[1]	18,740	19,716
Sirius XM Radio Inc. 5.50% 2029[1]	14,525	15,732
Sprint Corp. 7.25% 2021	18,765	19,878
Sprint Corp. 11.50% 2021	39,855	45,607
Sprint Corp. 7.875% 2023	13,995	15,470
Sprint Corp. 7.125% 2024	7,250	7,836
Sprint Corp. 7.625% 2026	17,325	19,138
Sprint Corp. 6.875% 2028	92,440	99,775
Sprint Corp. 8.75% 2032	64,630	78,564
TEGNA Inc. 5.00% 2029[1]	8,700	8,863
Terrier Media Buyer (3-month USD-LIBOR + 4.00%) 6.148% 2026[2,3]	9,125	9,228
Terrier Media Buyer, Inc. 8.875% 2027[1]	9,125	9,673
T-Mobile US, Inc. 4.00% 2022	7,025	7,209
T-Mobile US, Inc. 6.375% 2025	9,625	9,966
T-Mobile US, Inc. 6.50% 2026	9,775	10,499
Trilogy International Partners, LLC 8.875% 2022[1]	52,813	49,793
Twitter, Inc. 3.875% 2027[1]	12,625	12,650
Univision Communications Inc. 5.125% 2023[1]	76,757	76,757
Univision Communications Inc. 5.125% 2025[1]	51,619	51,167
Warner Music Group 5.00% 2023[1]	19,875	20,380
Warner Music Group 4.875% 2024[1]	3,175	3,295
American High-Income Trust — Page 2 of 22

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Communication services (continued)	Principal amount (000)	Value (000)
Warner Music Group 5.50% 2026[1]	$8,275	$8,733
Zayo Group Holdings, Inc. 6.00% 2023	7,000	7,172
Zayo Group Holdings, Inc. 6.375% 2025	3,000	3,099
Zayo Group Holdings, Inc. 5.75% 2027[1]	2,700	2,752
Ziggo Bond Finance BV 5.50% 2027[1]	30,925	32,915
		2,622,761
Health care 14.76%
Auris Luxembourg III SARL, Term Loan, (3-month USD-LIBOR + 3.75%) 5.549% 2026[2,3]	12,052	12,133
Bausch Health Cos. Inc. 5.00% 2028[1]	32,825	33,773
Bausch Health Cos. Inc. 7.00% 2028[1]	10,270	11,316
Bausch Health Cos. Inc. 5.25% 2030[1]	39,035	40,577
Centene Corp. 4.75% 2022	52,600	53,746
Centene Corp. 6.125% 2024	25,825	26,826
Centene Corp. 4.75% 2025	29,115	30,303
Centene Corp. 5.375% 2026[1]	36,880	39,207
Centene Corp. 4.25% 2027[1]	67,765	69,839
Centene Corp. 4.625% 2029[1]	96,310	101,674
Charles River Laboratories International, Inc. 5.50% 2026[1]	7,465	8,042
Charles River Laboratories International, Inc. 4.25% 2028[1]	22,461	22,924
Community Health Systems Inc. 5.125% 2021	5,450	5,462
Concordia International Corp. 8.00% 2024[5]	3,251	3,088
Concordia International Corp., Term Loan, (3-month USD-LIBOR + 5.50%) 7.447% 2024[2,3,5]	879	824
DaVita HealthCare Partners Inc. 5.125% 2024	16,840	17,296
DaVita HealthCare Partners Inc. 5.00% 2025	8,825	9,097
Eagle Holding Co. II, LLC 7.625% 2022[1,4]	10,700	10,895
Eagle Holding Co. II, LLC 7.75% 2022[1,4]	52,595	53,498
Encompass Health Corp. 4.50% 2028	12,483	12,959
Encompass Health Corp. 4.75% 2030	7,410	7,702
Endo International PLC 5.75% 2022[1]	44,719	33,316
Endo International PLC 6.00% 2023[1]	62,940	45,631
Endo International PLC 5.875% 2024[1]	28,625	27,850
Endo International PLC 6.00% 2025[1,6]	52,510	35,559
Envision Healthcare Corp. 8.75% 2026[1]	17,930	11,168
Envision Healthcare Corp., Term Loan, (3-month USD-LIBOR + 3.75%) 5.549% 2025[2,3]	5,420	4,651
HCA Inc. 7.50% 2022	3,860	4,272
HCA Inc. 5.875% 2023	16,750	18,546
HCA Inc. 5.375% 2026	2,500	2,791
HCA Inc. 5.875% 2026	4,500	5,125
HCA Inc. 5.625% 2028	17,900	20,432
HCA Inc. 5.50% 2047	7,494	8,603
HCA Inc. 5.25% 2049	681	761
HealthSouth Corp. 5.75% 2024	5,060	5,127
HealthSouth Corp. 5.75% 2025	18,115	19,028
Hill-Rom Holdings, Inc. 4.375% 2027[1]	15,899	16,401
IMS Health Holdings, Inc. 5.00% 2026[1]	42,760	45,211
Jaguar Holding Co. 6.375% 2023[1]	27,655	28,614
Kinetic Concepts, Inc. 12.50% 2021[1]	85,087	87,780
Mallinckrodt International Finance SA 5.50% 2025[1]	16,000	5,720
Mallinckrodt PLC 4.875% 2020[1]	113,020	87,386
Mallinckrodt PLC 5.75% 2022[1]	16,470	6,794
Mallinckrodt PLC 5.625% 2023[1]	3,096	1,185
Molina Healthcare, Inc. 5.375% 2022	98,161	104,518
Molina Healthcare, Inc. 4.875% 2025[1]	44,580	45,936
American High-Income Trust — Page 3 of 22

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
NVA Holdings Inc. 6.875% 2026[1]	$17,225	$18,668
Owens & Minor, Inc. 3.875% 2021	32,485	31,361
Owens & Minor, Inc. 4.375% 2024	1,999	1,525
Owens & Minor, Inc., Term Loan B, (3-month USD-LIBOR + 4.50%) 6.191% 2025[2,3]	12,689	11,389
Par Pharmaceutical Cos. Inc. 7.50% 2027[1]	67,295	67,128
PAREXEL International Corp. 6.375% 2025[1]	37,214	37,214
Prestige Brands International Inc. 6.375% 2024[1]	10,966	11,427
Rotech Healthcare Inc., Term Loan, (3-month USD-LIBOR + 11.00%) 13.31% 2023 (100% PIK)[2,3,4,7,8]	59,223	59,815
Select Medical Holdings Corp. 6.25% 2026[1]	19,460	21,102
Sterigenics-Nordion Holdings, LLC, Term Loan B, 4.771% 2022[2,3]	7,475	7,442
Surgery Center Holdings 10.00% 2027[1]	10,445	11,493
Team Health Holdings, Inc. 6.375% 2025[1]	85,398	57,252
Team Health Holdings, Inc., Term Loan B, 4.549% 2024[2,3]	1,855	1,510
Tenet Healthcare Corp. 8.125% 2022	49,955	55,352
Tenet Healthcare Corp. 4.625% 2024	46,636	47,841
Tenet Healthcare Corp. 4.875% 2026[1]	115,390	121,004
Tenet Healthcare Corp. 5.125% 2027[1]	18,840	19,923
Tenet Healthcare Corp. 6.25% 2027[1]	16,250	17,509
Teva Pharmaceutical Finance Co. BV 2.20% 2021	6,304	6,117
Teva Pharmaceutical Finance Co. BV 2.80% 2023	86,591	80,494
Teva Pharmaceutical Finance Co. BV 6.00% 2024	103,780	105,242
Teva Pharmaceutical Finance Co. BV 7.125% 2025[1]	47,855	49,256
Teva Pharmaceutical Finance Co. BV 3.15% 2026	33,910	28,316
Teva Pharmaceutical Finance Co. BV 6.75% 2028	19,035	19,360
Valeant Pharmaceuticals International, Inc. 6.50% 2022[1]	8,125	8,318
Valeant Pharmaceuticals International, Inc. 5.875% 2023[1]	30,421	30,706
Valeant Pharmaceuticals International, Inc. 6.125% 2025[1]	163,318	169,086
Valeant Pharmaceuticals International, Inc. 9.00% 2025[1]	50,780	57,874
Valeant Pharmaceuticals International, Inc. 9.25% 2026[1]	55,150	63,447
Valeant Pharmaceuticals International, Inc. 8.50% 2027[1]	13,360	15,239
Verscend Holding Corp., Term Loan B, (3-month USD-LIBOR + 4.50%) 6.299% 2025[2,3]	7,628	7,690
Vizient Inc. 6.25% 2027[1]	2,320	2,489
WellCare Health Plans, Inc. 5.375% 2026[1]	4,085	4,358
		2,490,533
Materials 11.74%
AK Steel Holding Corp. 7.625% 2021	36,200	36,576
AK Steel Holding Corp. 6.375% 2025	7,100	7,121
AK Steel Holding Corp. 7.00% 2027	3,700	3,740
Ardagh Group SA 6.50% 2027[1,4]	12,035	12,466
Ardagh Packaging Finance 6.00% 2025[1]	27,600	29,014
Axalta Coating Systems LLC 4.875% 2024[1]	12,250	12,704
Ball Corp. 4.375% 2020	8,175	8,365
Ball Corp. 5.00% 2022	8,925	9,454
Berry Global Escrow Corp. 4.875% 2026[1]	5,475	5,785
Berry Plastics Corp. 5.50% 2022	5,780	5,859
Blue Cube Spinco Inc. 9.75% 2023	4,820	5,195
Blue Cube Spinco Inc. 10.00% 2025	4,260	4,719
Braskem Idesa Sapi 7.45% 2029[1]	8,965	9,568
BWAY Parent Co., Inc. 5.50% 2024[1]	28,725	29,661
BWAY Parent Co., Inc. 7.25% 2025[1]	3,005	2,975
BWAY Parent Co., Inc., Term Loan, (3-month USD-LIBOR + 3.25%) 5.234% 2024[2,3]	2,992	2,987
Carlyle Group LP 8.75% 2023[1,4]	4,410	4,511
American High-Income Trust — Page 4 of 22

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Materials (continued)	Principal amount (000)	Value (000)
Cascades Inc. 5.125% 2026[1]	$14,880	$15,326
Chemours Co. 6.625% 2023	36,193	36,407
Chemours Co. 7.00% 2025	7,005	7,072
Cleveland-Cliffs Inc. 4.875% 2024[1]	65,200	66,772
Cleveland-Cliffs Inc. 5.75% 2025	68,532	67,804
Cleveland-Cliffs Inc. 5.875% 2027[1]	82,475	79,329
Consolidated Energy Finance SA 6.50% 2026[1]	20,430	19,211
Crown Holdings, Inc. 4.50% 2023	3,000	3,161
Crown Holdings, Inc. 7.375% 2026	2,000	2,381
CVR Partners, LP 9.25% 2023[1]	32,370	33,881
Cydsa SAB de CV 6.25% 2027[1]	4,745	4,889
First Quantum Minerals Ltd. 7.00% 2021[1]	5,232	5,255
First Quantum Minerals Ltd. 7.25% 2022[1]	42,350	42,624
First Quantum Minerals Ltd. 7.25% 2023[1]	63,580	65,956
First Quantum Minerals Ltd. 6.50% 2024[1]	57,748	58,013
First Quantum Minerals Ltd. 7.50% 2025[1]	130,275	133,478
First Quantum Minerals Ltd. 6.875% 2026[1]	69,275	70,269
Freeport-McMoRan Inc. 3.55% 2022	57,384	58,203
Freeport-McMoRan Inc. 3.875% 2023	5,680	5,795
FXI Holdings, Inc. 7.875% 2024[1]	106,959	102,947
Greif, Inc. 6.50% 2027[1]	6,955	7,524
H.I.G. Capital, LLC 6.75% 2024[1]	5,441	5,076
Hexion Inc. 7.875% 2027[1]	47,840	49,872
INEOS Group Holdings SA 5.625% 2024[1]	22,325	22,983
LSB Industries, Inc. 9.625% 2023[1]	93,500	96,285
Mineral Resources Ltd. 8.125% 2027[1]	30,605	33,660
Neon Holdings, Inc. 10.125% 2026[1]	26,180	26,111
Nova Chemicals Corp. 4.875% 2024[1]	11,250	11,639
Nova Chemicals Corp. 5.25% 2027[1]	28,550	29,388
Novelis Corp. 6.25% 2024[1]	10,140	10,660
Novelis Corp. 5.875% 2026[1]	5,650	6,025
OCI NV 5.25% 2024[1]	21,685	22,607
Owens-Illinois, Inc. 5.00% 2022[1]	3,920	4,076
Owens-Illinois, Inc. 5.875% 2023[1]	25,970	27,777
Owens-Illinois, Inc. 6.375% 2025[1]	8,101	8,871
Plastipak Holdings, Inc. 6.25% 2025[1]	4,910	4,247
Platform Specialty Products Corp. 5.875% 2025[1]	10,180	10,676
Rayonier Advanced Materials Inc. 5.50% 2024[1]	38,720	29,250
Reynolds Group Inc. 5.75% 2020	29,214	29,287
Reynolds Group Inc. 7.00% 2024[1]	9,930	10,284
Ryerson Inc. 11.00% 2022[1]	70,955	75,034
S.P.C.M. SA 4.875% 2025[1]	14,375	14,986
Scotts Miracle-Gro Co. 4.50% 2029[1]	11,800	12,092
Sealed Air Corp. 4.875% 2022[1]	8,250	8,758
Sealed Air Corp. 5.25% 2023[1]	4,410	4,710
Sealed Air Corp. 4.00% 2027[1]	9,723	9,869
Silgan Holdings Inc. 4.125% 2028[1]	11,965	11,999
Standard Industries Inc. 6.00% 2025[1]	5,375	5,664
Starfruit US Holdco LLC 8.00% 2026[1]	14,250	15,141
Summit Materials, Inc. 6.125% 2023	22,562	22,957
Summit Materials, Inc. 6.50% 2027[1]	5,385	5,804
TPC Group Inc. 10.50% 2024[1]	55,536	56,068
Trivium Packaging BV 5.50% 2026[1]	15,116	15,957
Trivium Packaging BV 8.50% 2027[1]	5,167	5,758
American High-Income Trust — Page 5 of 22

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Materials (continued)	Principal amount (000)	Value (000)
Tronox Ltd. 5.75% 2025[1]	$5,830	$5,956
Tronox Ltd. 6.50% 2026[1]	74,058	76,482
United States Steel Corp. 6.875% 2025	5,925	5,544
Univar Solutions USA Inc. 5.125% 2027[1]	13,340	13,949
Venator Materials Corp. 5.75% 2025[1]	80,418	74,387
Warrior Met Coal, Inc. 8.00% 2024[1]	13,947	14,165
Zekelman Industries Inc. 9.875% 2023[1]	9,215	9,693
		1,980,744
Energy 10.45%
American Energy-Permian Basin, LLC/AEPB Finance Corp. 12.00% 2024[1]	28,567	19,854
Antero Resources Corp. 5.375% 2024	12,500	11,625
Ascent Resources - Utica LLC 10.00% 2022[1]	10,510	10,480
Ascent Resources - Utica LLC 7.00% 2026[1]	27,765	22,222
Ascent Resources Marcellus Holdings, Inc., Term Loan B, (3-month USD-LIBOR + 6.50%) 8.245% 2023[2,3,5]	7,958	7,541
Berry Petroleum Corp. 7.00% 2026[1]	4,500	4,181
Blue Racer Midstream LLC and Blue Racer Finance Corp. 6.125% 2022[1]	22,725	22,311
Bruin E&P Partners, LLC 8.875% 2023[1]	9,660	6,307
Calfrac Well Services Ltd. 8.50% 2026[1]	7,900	3,259
California Resources Corp. 8.00% 2022[1]	8,385	3,627
California Resources Corp., Term Loan B1, (3-month USD-LIBOR + 10.375%) 12.077% 2021[2,3]	6,000	4,550
California Resources Corp., Term Loan B, (3-month USD-LIBOR + 4.75%) 6.555% 2022[2,3]	20,525	18,353
Carrizo Oil & Gas Inc. 6.25% 2023	47,435	48,258
Centennial Resource Production, LLC 6.875% 2027[1]	6,857	7,147
Cheniere Energy Partners, LP 4.50% 2029[1]	27,972	28,796
Cheniere Energy, Inc. 7.00% 2024	15,255	17,612
Cheniere Energy, Inc. 5.875% 2025	4,750	5,351
Cheniere Energy, Inc. 3.70% 2029[1]	3,386	3,457
Chesapeake Energy Corp. 4.875% 2022	28,871	22,889
Chesapeake Energy Corp. 5.75% 2023	3,704	2,516
Chesapeake Energy Corp. 11.50% 2025[1]	28,920	27,402
Chesapeake Energy Corp., Term Loan, (3-month USD-LIBOR + 8.00%) 9.928% 2024[2,3]	12,470	12,883
Citgo Holding, Inc. 9.25% 2024[1]	9,091	9,773
Comstock Resources, Inc. 9.75% 2026	40,025	36,418
CONSOL Energy Inc. 5.875% 2022	75,209	75,450
Constellation Oil Services Holding SA 10.00% 2024[1,4,7,8]	105,094	49,920
Convey Park Energy LLC 7.50% 2025[1]	18,760	16,188
DCP Midstream Operating LP 4.95% 2022	13,753	14,307
Denbury Resources Inc. 9.00% 2021[1]	34,045	33,015
Denbury Resources Inc. 7.75% 2024[1]	12,085	10,730
Diamond Offshore Drilling, Inc. 3.45% 2023	500	426
Diamond Offshore Drilling, Inc. 7.875% 2025	17,975	15,683
Diamond Offshore Drilling, Inc. 4.875% 2043	24,590	13,486
Enbridge Energy Partners, LP 7.375% 2045	6,816	10,168
Encino Acquisitions Partners LLC, Term Loan, (3-month USD-LIBOR + 6.75%) 8.549% 2025[2,3]	8,775	6,508
EP Energy Corp. 8.00% 2024[1,9]	6,600	3,319
EP Energy Corp. 7.75% 2026[1]	12,785	9,178
Extraction Oil & Gas, Inc. 7.375% 2024[1]	19,850	12,464
Extraction Oil & Gas, Inc. 5.625% 2026[1]	31,080	18,737
Genesis Energy, LP 6.75% 2022	29,179	29,523
Genesis Energy, LP 6.50% 2025	23,140	22,446
Global Partners LP/GLP Finance Corp. 7.00% 2023	5,250	5,423
Hess Midstream Partners LP 5.125% 2028[1]	18,230	18,481
Hi-Crush Partners LP 9.50% 2026[1]	4,700	2,199
American High-Income Trust — Page 6 of 22

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Indigo Natural Resources LLC 6.875% 2026[1]	$7,755	$7,309
Jonah Energy LLC 7.25% 2025[1]	42,475	12,636
KCA Deutag UK Finance PLC 7.25% 2021[1]	4,000	2,732
KCA Deutag UK Finance PLC 9.625% 2023[1]	7,900	5,394
Laredo Petroleum, Inc. 5.625% 2022	5,940	5,779
Matador Resources Co. 5.875% 2026	5,925	5,955
McDermott International, Inc. 10.625% 2024[1,9]	59,725	5,244
McDermott International, Inc., Term Loan B, (3-month USD-LIBOR + 5.00%) 6.945% 2025[2,3,9]	40,362	23,746
McDermott International, Inc., Term Loan B, (3-month USD-LIBOR + 10.00%) 12.002% 2021[2,3]	9,508	9,734
Murphy Oil Corp. 6.875% 2024	7,150	7,558
Murphy Oil Corp. 5.75% 2025	5,000	5,240
Murphy Oil Corp. 5.875% 2027	11,937	12,549
Nabors Industries Inc. 5.50% 2023	11,000	10,588
Nabors Industries Inc. 5.75% 2025	6,940	6,266
Neptune Energy Group Holdings Ltd. 6.625% 2025[1]	11,325	11,346
NGL Energy Partners LP 7.50% 2023	19,130	19,249
NGL Energy Partners LP 6.125% 2025	42,680	40,350
NGPL PipeCo LLC 4.375% 2022[1]	1,420	1,475
NGPL PipeCo LLC 4.875% 2027[1]	1,010	1,074
Nine Energy Service, Inc. 8.75% 2023[1]	8,620	7,010
Noble Corp. PLC 7.95% 2025[6]	4,595	2,380
Noble Corp. PLC 8.95% 2045[6]	14,615	6,358
NuStar Logistics, LP 6.00% 2026	10,115	10,716
Oasis Petroleum Inc. 6.875% 2022	41,700	40,240
Oasis Petroleum Inc. 6.875% 2023	5,700	5,586
Oasis Petroleum Inc. 6.25% 2026[1]	8,710	7,251
Pacific Drilling SA 8.375% 2023[1]	9,080	8,308
PDC Energy Inc. 5.75% 2026	12,000	12,000
Peabody Energy Corp. 6.00% 2022[1]	50,250	49,119
Peabody Energy Corp. 6.375% 2025[1]	825	761
Petrobras Global Finance Co. 5.299% 2025	5,289	5,779
Petrobras Global Finance Co. 6.90% 2049	6,325	7,430
Petróleos Mexicanos 6.49% 2027[1]	2,065	2,198
Petróleos Mexicanos 5.35% 2028	7,343	7,327
Petróleos Mexicanos 7.69% 2050[1]	4,312	4,721
QEP Resources, Inc. 5.25% 2023	7,080	7,027
QEP Resources, Inc. 5.625% 2026	27,905	27,285
Range Resources Corp. 4.875% 2025	7,060	6,054
Sabine Pass Liquefaction, LLC 5.625% 2021[6]	3,105	3,192
Sabine Pass Liquefaction, LLC 5.625% 2025	1,800	2,027
Sanchez Energy Corp. 7.25% 2023[1,9]	25,450	16,625
Sanchez Energy Corp., Term Loan, (3-month USD-LIBOR + 8.00%) 10.176% 2020[2,3,7,8]	2,941	2,941
Seven Generations Energy Ltd. 5.375% 2025[1]	5,100	5,138
SM Energy Co. 6.125% 2022	5,871	5,946
SM Energy Co. 5.00% 2024	7,000	6,688
SM Energy Co. 5.625% 2025	19,205	18,285
SM Energy Co. 6.75% 2026	4,120	4,049
SM Energy Co. 6.625% 2027	7,050	6,946
Southwestern Energy Co. 6.20% 2025[6]	5,075	4,667
Southwestern Energy Co. 7.50% 2026	22,900	21,240
Southwestern Energy Co. 7.75% 2027	3,985	3,701
Sunoco LP 4.875% 2023	26,560	27,236
Sunoco LP 5.50% 2026	6,710	6,981
Sunoco LP 6.00% 2027	7,125	7,622
American High-Income Trust — Page 7 of 22

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Tallgrass Energy Partners, LP 5.50% 2024[1]	$7,925	$7,984
Tapstone Energy Inc. 9.75% 2022[1,9]	18,945	237
Targa Resources Partners LP 6.75% 2024	1,000	1,039
Targa Resources Partners LP 5.125% 2025	1,080	1,123
Targa Resources Partners LP 5.875% 2026	7,225	7,690
Targa Resources Partners LP 6.50% 2027[1]	10,615	11,643
Targa Resources Partners LP 6.875% 2029[1]	11,920	13,253
Targa Resources Partners LP 5.50% 2030[1]	34,090	35,070
Teekay Corp. 9.25% 2022[1]	47,795	50,439
Teekay Offshore Partners LP 8.50% 2023[1]	27,825	27,599
Transocean Guardian Ltd. 5.875% 2024[1]	8,304	8,511
Transocean Inc. 8.375% 2021[6]	18,490	19,006
Transocean Inc. 9.00% 2023[1]	10,028	10,613
Transocean Inc. 6.125% 2025[1]	33,682	34,608
Transocean Inc. 7.25% 2025[1]	9,175	9,014
Transocean Poseidon Ltd. 6.875% 2027[1]	6,280	6,671
Transocean Sentry Ltd. 5.375% 2023[1]	14,625	14,917
Ultra Petroleum Corp. 11.00% 2024 (18.18% PIK)[4]	52,387	8,644
USA Compression Partners, LP 6.875% 2026	11,975	12,596
USA Compression Partners, LP 6.875% 2027	15,050	15,704
Valaris PLC 7.75% 2026	18,700	10,612
Valaris PLC 5.75% 2044	30,420	13,793
Vine Oil & Gas LP 8.75% 2023[1]	40,765	20,107
Vine Oil & Gas LP 9.75% 2023[1]	10,475	5,290
Viper Energy Partners LP 5.375% 2027[1]	10,200	10,627
W&T Offshore, Inc. 9.75% 2023[1]	15,159	14,496
Weatherford International PLC 11.00% 2024[1]	77,642	84,145
Whiting Petroleum Corp. 5.75% 2021	10,925	10,360
Whiting Petroleum Corp. 6.25% 2023	6,647	5,583
Whiting Petroleum Corp. 6.625% 2026	14,390	9,843
WPX Energy Inc. 5.75% 2026	2,735	2,926
		1,763,664
Consumer discretionary 9.19%
Allied Universal Holdco LLC 6.625% 2026[1]	16,135	17,371
Allied Universal Holdco LLC 9.75% 2027[1]	49,540	53,037
Boyd Gaming Corp. 4.75% 2027[1]	25,205	26,228
Burger King Corp. 4.375% 2028[1]	8,975	9,014
Cedar Fair, LP 5.25% 2029[1]	4,045	4,366
Churchill Downs Inc. 4.75% 2028[1]	18,520	19,202
Cirsa Gaming Corp. SA 7.875% 2023[1]	62,297	66,141
Extended Stay America Inc. 4.625% 2027[1]	12,476	12,655
Fertitta Entertainment, Inc. 6.75% 2024[1]	3,365	3,491
Fertitta Entertainment, Inc. 8.75% 2025[1]	24,105	25,837
Golden Entertainment, Inc. 7.625% 2026[1]	5,800	6,263
Hanesbrands Inc. 4.625% 2024[1]	22,210	23,469
Hanesbrands Inc. 4.875% 2026[1]	30,540	32,391
Hilton Worldwide Holdings Inc. 4.25% 2024	4,275	4,368
Hilton Worldwide Holdings Inc. 4.875% 2030	8,495	9,019
Lennar Corp. 8.375% 2021	18,725	19,856
Levi Strauss & Co. 5.00% 2025	5,570	5,753
Limited Brands, Inc. 6.625% 2021	6,750	7,090
Mattel, Inc. 6.75% 2025[1]	13,475	14,511
McGraw-Hill Global Education Holdings, LLC 7.875% 2024[1]	1,500	1,294
American High-Income Trust — Page 8 of 22

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
McGraw-Hill Global Education Holdings, LLC, Term Loan B, (3-month USD-LIBOR + 4.00%) 5.799% 2022[2,3]	$9,158	$8,800
Melco International Development Ltd. 5.375% 2029[1]	17,175	17,657
Merlin Entertainment 5.75% 2026[1]	10,390	11,407
MGM Growth Properties LLC 5.625% 2024	3,600	3,932
MGM Resorts International 7.75% 2022	16,675	18,622
MGM Resorts International 6.00% 2023	9,190	10,105
MGM Resorts International 5.50% 2027	12,050	13,398
Neiman Marcus Group Ltd. LLC 8.00% 2024[1]	38,533	12,331
Neiman Marcus Group Ltd. LLC 8.75% 2024[1]	40,647	13,413
Neiman Marcus Group Ltd. LLC 14.00% 2024 (42.86% PIK)[1,4]	72,206	37,547
Neiman Marcus Group Ltd. LLC, Term Loan B, (3-month USD-LIBOR + 6.00%) 8.27% 2023 (12.09% PIK)[2,3,4]	33,665	27,723
NMG Finco PLC 5.75% 2022[1]	33,096	32,739
Panther BF Aggregator 2, LP 6.25% 2026[1]	9,740	10,513
Panther BF Aggregator 2, LP 8.50% 2027[1]	14,275	15,194
Party City Holdings Inc. 6.125% 2023[1]	7,000	6,145
Party City Holdings Inc. 6.625% 2026[1]	5,000	3,537
Party City Holdings Inc., Term Loan, 4.30% 2022[2,3]	5,477	5,109
PetSmart, Inc., Term Loan B2, (3-month USD-LIBOR + 4.00%) 5.74% 2022[2,3]	25,150	24,940
PetSmart, Inc. 7.125% 2023[1]	143,624	141,111
PetSmart, Inc. 5.875% 2025[1]	93,719	95,711
PetSmart, Inc. 8.875% 2025[1]	121,525	120,310
PetSmart, Inc., Term Loan, (3-month USD-LIBOR + 3.00%) 4.74% 2022[2,3]	27,124	26,548
Sally Holdings LLC and Sally Capital Inc. 5.50% 2023	19,845	20,242
Sally Holdings LLC and Sally Capital Inc. 5.625% 2025	62,765	65,854
Sally Holdings LLC and Sally Capital Inc., Term Loan B2, 4.50% 2024[2]	3,390	3,354
Scientific Games Corp. 6.625% 2021	2,295	2,333
Scientific Games Corp. 5.00% 2025[1]	12,760	13,398
Scientific Games Corp. 8.25% 2026[1]	99,365	109,736
Scientific Games Corp. 7.00% 2028[1]	25,860	27,718
Scientific Games Corp. 7.25% 2029[1]	22,875	24,919
Service Corp. International 5.375% 2024	2,345	2,420
ServiceMaster Global Holdings, Inc. 5.125% 2024[1]	12,000	12,475
Six Flags Entertainment Corp. 4.875% 2024[1]	29,500	30,631
Sotheby’s 4.875% 2025[1]	25,560	25,762
Staples, Inc. 7.50% 2026[1]	80,425	83,592
Staples, Inc. 10.75% 2027[1]	16,175	16,448
Staples, Inc., Term Loan, (3 month USD-LIBOR + 4.50%) 6.191% 2024[2,3]	14,908	14,712
Stars Group Holdings BV 7.00% 2026[1]	10,075	10,937
William Carter Co. 5.625% 2027[1]	5,120	5,516
Wyndham Worldwide Corp. 5.375% 2026[1]	11,000	11,631
Wynn Las Vegas, LLC and Wynn Capital Corp. 4.25% 2023[1]	27,211	28,566
Wynn Las Vegas, LLC and Wynn Capital Corp. 5.25% 2027[1]	8,070	8,584
Wynn Resorts Ltd. 5.125% 2029[1]	12,086	13,000
		1,549,976
Industrials 8.95%
ACCO Brands Corp. 5.25% 2024[1]	4,360	4,553
ADT Corp. 3.50% 2022	42,670	43,550
Advanced Disposal Services, Inc. 5.625% 2024[1]	15,000	15,644
Allison Transmission Holdings, Inc. 5.00% 2024[1]	36,971	37,941
ARAMARK Corp. 5.125% 2024	28,620	29,430
ARAMARK Corp. 5.00% 2025[1]	2,000	2,090
ARAMARK Corp. 5.00% 2028[1]	8,310	8,772
American High-Income Trust — Page 9 of 22

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Industrials (continued)	Principal amount (000)	Value (000)
Ashtead Group PLC 4.125% 2025[1]	$6,770	$6,976
Ashtead Group PLC 4.375% 2027[1]	2,875	2,987
Ashtead Group PLC 4.00% 2028[1]	13,800	13,972
Ashtead Group PLC 4.25% 2029[1]	9,945	10,181
Associated Materials, LLC 9.00% 2024[1]	88,214	77,628
Avis Budget Group, Inc. 5.50% 2023	12,225	12,475
Avis Budget Group, Inc. 5.25% 2025[1]	5,250	5,416
Avolon Holdings Funding Ltd. 5.25% 2024[1]	17,000	18,606
Beacon Roofing Supply, Inc. 4.875% 2025[1]	21,654	21,807
Bohai Financial Investment Holding Co., Ltd. 5.25% 2022[1]	19,125	20,430
Bohai Financial Investment Holding Co., Ltd. 5.125% 2023[1]	15,000	16,212
Bohai Financial Investment Holding Co., Ltd. 5.50% 2024[1]	4,500	4,946
Brookfield WEC Holdings Inc., Term Loan, (3-month USD-LIBOR + 3.50%) 5.299% 2025[2,3]	2,948	2,971
Builders FirstSource, Inc. 5.625% 2024[1]	68,538	71,422
Clean Harbors, Inc. 4.875% 2027[1]	11,620	12,252
Clean Harbors, Inc. 5.125% 2029[1]	9,085	9,770
Continental Airlines, Inc., Series 2001-1, Class A1, 6.703% 2022	586	616
Continental Airlines, Inc., Series 2007-1, Class B, 6.903% 2022	528	554
Continental Airlines, Inc., Series 2000-2, Class A1, 7.707% 2022	331	343
Continental Airlines, Inc., Series 2000-1, Class A1, 8.048% 2022	49	50
Continental Airlines, Inc., Series 2000-1, Class B, 8.388% 2022	1	1
Covanta Holding Corp. 5.875% 2024	15,500	15,991
Covanta Holding Corp. 5.875% 2025	7,750	8,199
Dun & Bradstreet Corp. 6.875% 2026[1]	39,720	43,915
Dun & Bradstreet Corp. 10.25% 2027[1]	68,557	78,967
Dun & Bradstreet Corp., Term Loan B, (3-month USD-LIBOR + 5.00%) 6.792% 2026[2,3]	13,135	13,253
Euramax International, Inc. 12.00% 2020[1]	52,646	52,272
F-Brasile SpA 7.375% 2026[1]	31,582	33,477
FXI Holdings, Inc. 12.25% 2026[1]	88,375	92,186
GW B-CR Security Corp. 9.50% 2027[1]	23,332	24,950
Hardwoods Acquisition Inc. 7.50% 2021[1]	28,539	14,555
Harsco Corp. 5.75% 2027[1]	9,840	10,517
HDTFS Inc. 6.25% 2022	9,200	9,326
Hertz Global Holdings Inc. 7.625% 2022[1]	16,644	17,351
Icahn Enterprises Finance Corp. 4.75% 2024[1]	8,925	9,182
JELD-WEN Holding, Inc. 4.875% 2027[1]	14,905	15,283
Korn Ferry 4.625% 2027[1]	8,925	8,992
Kratos Defense & Security Solutions, Inc. 6.50% 2025[1]	18,598	19,954
LABL Escrow Issuer, LLC 6.75% 2026[1]	10,165	10,819
LABL Escrow Issuer, LLC 10.50% 2027[1]	15,925	16,316
LSC Communications, Inc. 8.75% 2023[1]	121,328	65,871
LSC Communications, Inc., Term Loan B, (3-month USD-LIBOR + 5.50%) 7.124% 2022[2,3]	8,952	5,856
Moog Inc. 4.25% 2027[1]	27,271	27,819
Nielsen Finance LLC and Nielsen Finance Co. 5.00% 2025[1]	9,000	9,292
Pisces Parent LLC 8.00% 2026[1]	68,045	71,109
Pisces Parent LLC, Term Loan B, (3-month USD-LIBOR + 3.75%) 5.486% 2025[2,3]	13,101	13,095
Prime Security Services Borrower, LLC 9.25% 2023[1]	12,500	13,133
PrimeSource Building Products Inc. 9.00% 2023[1]	46,991	46,756
R.R. Donnelley & Sons Co. 7.875% 2021	22,119	22,957
R.R. Donnelley & Sons Co. 6.50% 2023	14,075	14,433
R.R. Donnelley & Sons Co., Term Loan B, (3-month USD-LIBOR + 5.00%) 6.799% 2024[2,3]	5,940	5,996
Rexnord Corp. 4.875% 2025[1]	22,105	22,878
Sensata Technologies Holding BV 4.875% 2023[1]	4,225	4,510
Stericycle, Inc. 5.375% 2024[1]	20,000	21,042
American High-Income Trust — Page 10 of 22

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Industrials (continued)	Principal amount (000)	Value (000)
Swissport Financing SARL 5.25% 2024	€7,723	$9,235
TransDigm Inc. 6.50% 2024	$17,285	17,863
TransDigm Inc. 6.25% 2026[1]	12,200	13,231
TransDigm Inc. 5.50% 2027[1]	10,475	10,612
Uber Technologies, Inc. 7.50% 2023[1]	16,025	16,786
Uber Technologies, Inc. 8.00% 2026[1]	10,090	10,542
United Continental Holdings, Inc. 6.00% 2020	14,150	14,637
United Rentals, Inc. 4.625% 2025	13,600	14,010
United Rentals, Inc. 5.25% 2030	10,500	11,321
Virgin Australia Holdings Ltd. 7.875% 2021[1]	11,375	11,772
Wesco Aircraft Holdings, Inc. 8.50% 2024[1]	19,820	20,555
Wesco Aircraft Holdings, Inc. 9.00% 2026[1]	55,140	57,860
Wesco Aircraft Holdings, Inc. 13.125% 2027[1]	9,819	10,114
		1,510,385
Information technology 6.19%
Alcatel-Lucent USA Inc. 6.45% 2029	16,200	17,172
Almonde Inc., Term Loan B, (3-month USD-LIBOR + 3.50%) 5.696% 2024[2,3]	3,957	3,939
Almonde Inc., Term Loan, (3-month USD-LIBOR + 7.25%) 9.446% 2025[2,3]	63,343	62,076
Applied Systems, Inc., Term Loan, (3-month USD-LIBOR + 7.00%) 8.945% 2025[2,3]	20,365	20,900
Banff Merger Sub Inc. 9.75% 2026[1]	25,303	25,683
Camelot Finance SA 4.50% 2026[1]	9,755	10,042
CDW Corp. 5.00% 2025	10,500	10,994
CommScope Finance LLC 6.00% 2026[1]	10,075	10,736
CommScope Finance LLC 8.25% 2027[1]	5,700	6,010
CommScope Technologies LLC 5.50% 2024[1]	3,000	3,045
CommScope Technologies LLC 6.00% 2025[1]	4,750	4,767
CommScope Technologies LLC 5.00% 2027[1]	13,650	12,865
Dell Inc. 2.65% 2020	6,100	6,109
Diebold Nixdorf AG, Term Loan A1, (3-month USD-LIBOR + 9.25%) 11.062% 2022[2,3]	64,025	67,706
Diebold Nixdorf AG, Term Loan B, (3-month USD-LIBOR + 2.75%) 4.50% 2023[2,3]	7,432	7,237
Diebold, Inc. 8.50% 2024	39,190	37,933
Diebold, Inc., Term Loan A, (3-month USD-LIBOR + 4.75%) 6.50% 2022[2,3,7]	7,864	7,628
Ellucian, Inc. 9.00% 2023[1]	7,050	7,264
Fair Isaac Corp. 4.00% 2028[1]	8,875	8,964
Financial & Risk US Holdings, Inc. 6.25% 2026[1]	27,780	30,366
Financial & Risk US Holdings, Inc. 8.25% 2026[1]	31,890	35,975
Financial & Risk US Holdings, Inc., Term Loan B, (3-month USD-LIBOR + 3.25%) 4.952% 2025[2,3]	7,153	7,223
Genesys Telecommunications Laboratories, Inc. 10.00% 2024[1]	85,075	92,165
GoDaddy Operating Co. 5.25% 2027[1]	24,130	25,441
Infor (US), Inc. 6.50% 2022	62,790	63,844
Informatica Corp. 7.125% 2023[1]	14,250	14,499
Internet Brands, Inc., Term Loan, (3-month USD-LIBOR + 3.75%) 5.549% 2024[2,3]	5,071	5,100
Internet Brands, Inc., Term Loan, (3-month USD-LIBOR + 7.50%) 9.299% 2025[2,3]	15,865	15,925
Kronos Inc., Term Loan B, (3-month USD-LIBOR + 3.00%) 4.909% 2023[2,3]	11,064	11,134
Kronos Inc., Term Loan B, (3-month USD-LIBOR + 8.25%) 10.159% 2024[2,3]	92,085	94,617
McAfee, LLC, Term Loan, (3-month USD-LIBOR + 3.75%) 5.555% 2024[2,3]	19,448	19,558
McAfee, LLC, Term Loan, (3-month USD-LIBOR + 8.50%) 10.305% 2025[2,3]	7,831	7,900
Mitchell International, Inc., Term Loan B, (3-month USD-LIBOR + 7.25%) 9.049% 2025[2,3]	10,167	9,671
MoneyGram International Inc., Term Loan B, (3-month USD-LIBOR + 6.00%) 7.799% 2023[2,3,7]	27,715	25,152
Solera Holdings, Inc. 10.50% 2024[1]	11,633	12,368
Tempo Acquisition LLC 6.75% 2025[1]	15,900	16,456
Unisys Corp. 10.75% 2022[1]	77,660	83,703
American High-Income Trust — Page 11 of 22

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Information technology (continued)	Principal amount (000)	Value (000)
VeriSign, Inc. 4.625% 2023	$4,600	$4,683
VeriSign, Inc. 5.25% 2025	3,000	3,313
VeriSign, Inc. 4.75% 2027	8,430	8,909
Veritas Holdings Ltd. 7.50% 2023[1]	43,900	43,918
Veritas Holdings Ltd. 10.50% 2024[1]	19,782	18,356
Veritas US Inc., Term Loan B, (3-month USD-LIBOR + 4.50%) 6.299% 2023[2,3]	22,230	21,489
Vertafore Inc., Term Loan, (3-month USD-LIBOR + 7.25%) 9.049% 2026[2,3]	28,550	28,383
ViaSat, Inc. 5.625% 2027[1]	7,940	8,511
Xerox Corp. 4.125% 2023	3,791	3,938
		1,043,667
Financials 5.10%
AG Merger Sub II, Inc. 10.75% 2027[1]	66,223	66,412
Alliant Holdings Intermediate, LLC 6.75% 2027[1]	32,857	35,249
Ally Financial Inc. 8.00% 2020	8,825	8,907
Ally Financial Inc. 8.00% 2031	19,145	26,611
Ally Financial Inc. 8.00% 2031	16,080	22,073
AmWINS Group, Inc. 7.75% 2026[1]	9,115	10,099
AssuredPartners, Inc. 7.00% 2025[1]	4,370	4,456
AssuredPartners, Inc. 8.00% 2027[1]	40,395	42,126
CIT Group Inc. 4.125% 2021	22,435	22,899
Compass Diversified Holdings 8.00% 2026[1]	62,501	67,835
Credit Acceptance Corp. 5.125% 2024[1]	11,920	12,408
Credit Suisse Group AG, junior subordinated, 7.50% (USD Semi Annual 30/360 (vs. 3-month USD-LIBOR) + 4.60% on 7/17/2023)[1,6]	2,295	2,513
Fairstone Financial Inc. 7.875% 2024[1]	31,573	34,033
FS Energy and Power Fund 7.50% 2023[1]	82,005	84,226
General Motors Acceptance Corp. 7.50% 2020	13,225	13,726
goeasy Ltd. 5.375% 2024[1]	17,800	18,163
HUB International Ltd. 7.00% 2026[1]	44,696	47,379
HUB International Ltd., Term Loan B, (1-month USD-LIBOR + 4.00%) 5.903% 2025[2,3]	3,000	3,033
Icahn Enterprises Finance Corp. 6.25% 2022	36,825	37,590
Icahn Enterprises Finance Corp. 5.25% 2027[1]	12,930	13,255
LPL Financial Holdings Inc. 4.625% 2027[1]	26,365	26,958
MSCI Inc. 5.375% 2027[1]	10,075	10,879
MSCI Inc. 4.00% 2029[1]	34,720	35,262
Navient Corp. 6.50% 2022	23,040	25,027
Navient Corp. 5.50% 2023	47,215	50,520
Navient Corp. 7.25% 2023	2,700	3,058
Navient Corp. 5.875% 2024	5,000	5,362
Navient Corp. 6.125% 2024	22,225	24,169
Navient Corp. 6.75% 2026	5,210	5,736
Navient Corp. 5.625% 2033	3,000	2,587
OneMain Holdings, Inc. 7.125% 2026	3,000	3,474
Owl Rock Capital Corp. 4.625% 2024[1]	9,000	9,106
Springleaf Finance Corp. 8.25% 2020	3,500	3,680
Springleaf Finance Corp. 6.125% 2024	23,900	26,230
Springleaf Finance Corp. 6.625% 2028	7,575	8,565
Springleaf Finance Corp. 5.375% 2029	15,105	15,795
Starwood Property Trust, Inc. 5.00% 2021	15,435	16,049
Travelport Finance Luxembourg SARL, Term Loan, (3-month USD-LIBOR + 5.00%) 6.986% 2026[2,3]	13,466	12,611
Travelport Finance Luxembourg SARL, Term Loan, (3-month USD-LIBOR + 9.00%) 10.945% 2027[2,3]	4,000	3,333
		861,394
American High-Income Trust — Page 12 of 22

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Real estate 2.77%	Principal amount (000)	Value (000)
Brookfield Property REIT Inc. 5.75% 2026[1]	$63,240	$66,837
Communications Sales & Leasing, Inc. 6.00% 2023[1]	3,750	3,609
Communications Sales & Leasing, Inc. 7.125% 2024[1]	3,525	2,996
Equinix, Inc. 5.875% 2026	3,850	4,093
Equinix, Inc. 5.375% 2027	34,855	37,918
Five Point Holdings LLC 7.875% 2025[1]	6,025	6,084
Gaming and Leisure Properties, Inc. 4.375% 2021	3,500	3,578
Howard Hughes Corp. 5.375% 2025[1]	75,685	79,090
Iron Mountain Inc. 6.00% 2023	2,500	2,558
Iron Mountain Inc. 5.75% 2024	43,665	44,265
Iron Mountain Inc. 4.875% 2027[1]	23,821	24,651
Iron Mountain Inc. 5.25% 2028[1]	25,834	26,915
Medical Properties Trust, Inc. 5.00% 2027	17,000	18,063
Realogy Corp. 5.25% 2021[1]	27,990	28,333
Realogy Corp. 4.875% 2023[1]	51,375	50,604
Realogy Corp. 9.375% 2027[1]	49,484	51,760
SBA Communications Corp. 4.00% 2022	9,550	9,753
SBA Communications Corp. 4.875% 2022	6,775	6,872
		467,979
Utilities 2.50%
AES Corp. 4.00% 2021	15,800	16,053
AES Corp. 4.50% 2023	4,900	5,033
AES Corp. 4.875% 2023	17,904	18,210
AES Corp. 5.50% 2025	11,936	12,354
AES Corp. 6.00% 2026	21,550	22,991
AES Corp. 5.125% 2027	8,845	9,458
AmeriGas Partners, LP 5.50% 2025	4,900	5,304
AmeriGas Partners, LP 5.75% 2027	5,725	6,296
Calpine Corp. 6.00% 2022[1]	1,775	1,780
Calpine Corp. 5.375% 2023	28,890	29,289
Calpine Corp. 5.875% 2024[1]	23,530	24,069
Calpine Corp. 5.75% 2025	7,000	7,201
Calpine Corp. 5.25% 2026[1]	3,960	4,132
Calpine Corp. 5.125% 2028[1]	12,200	12,483
Clearway Energy Operating LLC 5.00% 2026	4,560	4,721
Clearway Energy Operating LLC 4.75% 2028[1]	8,850	8,983
DPL Inc. 4.35% 2029[1]	5,850	5,644
Edison International 4.125% 2028	5,850	6,001
Emera Inc. 6.75% 2076 (3-month USD-LIBOR + 5.44% on 6/15/2026)[6]	14,705	16,639
Enel Società per Azioni 8.75% 2073[1,6]	13,387	15,748
NGL Energy Partners LP 7.50% 2026[1]	30,260	29,348
NRG Energy, Inc. 7.25% 2026	5,000	5,472
Pacific Gas and Electric Co. 2.45% 2022[9]	6,650	6,665
Pacific Gas and Electric Co. 3.25% 2023[9]	4,550	4,540
Pacific Gas and Electric Co. 6.05% 2034[9]	15,775	16,553
Talen Energy Corp. 6.50% 2025	6,790	5,815
Talen Energy Corp. 10.50% 2026[1]	67,770	64,624
Talen Energy Corp. 7.25% 2027[1]	53,280	56,160
		421,566
American High-Income Trust — Page 13 of 22

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Consumer staples 2.19%	Principal amount (000)	Value (000)
Albertsons Cos. LLC 4.625% 2027[1]	$18,075	$18,087
B&G Foods, Inc. 5.25% 2025	48,495	49,970
B&G Foods, Inc. 5.25% 2027	23,850	24,118
Central Garden & Pet Co. 6.125% 2023	4,300	4,452
Cott Beverages Inc. 5.50% 2025[1]	18,515	19,387
Darling Ingredients Inc. 5.25% 2027[1]	3,630	3,870
Energizer Holdings, Inc. 6.375% 2026[1]	21,200	22,617
Energizer Holdings, Inc. 7.75% 2027[1]	10,140	11,351
Energizer SpinCo, Inc. 5.50% 2025[1]	5,600	5,821
First Quality Enterprises, Inc. 5.00% 2025[1]	16,960	17,695
Lamb Weston Holdings, Inc. 4.625% 2024[1]	14,275	15,179
Nestle Skin Health SA, Term Loan B1, (3-month USD-LIBOR + 4.25%) 6.195% 2026[2,3]	30,758	31,090
Performance Food Group, Inc. 5.50% 2027[1]	24,161	25,883
Post Holdings, Inc. 5.50% 2025[1]	10,000	10,496
Post Holdings, Inc. 8.00% 2025[1]	8,400	9,021
Post Holdings, Inc. 5.00% 2026[1]	31,760	33,605
Post Holdings, Inc. 5.625% 2028[1]	21,660	23,379
Post Holdings, Inc. 5.50% 2029[1]	13,880	14,826
Prestige Brands International Inc. 5.125% 2028[1]	11,315	11,881
Spectrum Brands Inc. 5.75% 2025	3,000	3,139
TreeHouse Foods, Inc. 4.875% 2022	2,000	2,013
TreeHouse Foods, Inc. 6.00% 2024[1]	10,975	11,396
		369,276
Total corporate bonds & notes		15,081,945
U.S. Treasury bonds & notes 0.24% U.S. Treasury 0.24%
U.S. Treasury 2.50% 2020[10]	40,000	40,341
Municipals 0.00% Puerto Rico 0.00%
Aqueduct and Sewer Auth., Rev. Bonds, Series 2012-B, 5.35% 2027	50	49
Total bonds, notes & other debt instruments (cost: $15,458,970,000)		15,122,335
Convertible bonds 0.42% Communication services 0.32%
DISH DBS Corp., convertible notes, 3.375% 2026	38,195	36,835
Gogo Inc., convertible notes, 6.00% 2022	7,213	9,056
Liberty Media Corp. 2.75% 2049[1]	5,740	6,041
Twitter, Inc. 1.00% 2021	2,273	2,216
		54,148
Health care 0.07%
Teva Pharmaceutical Finance Co. BV, Series C, convertible bonds, 0.25% 2026	11,910	11,349
Materials 0.03%
Cleveland-Cliffs Inc., convertible notes, 1.50% 2025	5,150	6,169
Total convertible bonds (cost: $71,700,000)		71,666
American High-Income Trust — Page 14 of 22

unaudited
Convertible stocks 0.45% Industrials 0.30%	Shares	Value (000)
Associated Materials, LLC, convertible preferred, 14.00% 2020[7,8]	43,400	$43,255
Stanley Black & Decker, Inc., convertible preferred, 5.25% 2022	58,000	6,320
		49,575
Utilities 0.12%
Dominion Energy, Inc., Series A units, convertible preferred, 7.25% 2022	86,000	9,201
Southern Co., units, convertible preferred, 6.75% 2022	110,000	5,929
DTE Energy Co., units, convertible preferred, 6.25% 2022	111,000	5,690
		20,820
Information technology 0.03%
Broadcom Inc., Series A, cumulative convertible preferred, 8.00% 2022	4,370	5,148
Total convertible stocks (cost: $71,932,000)		75,543
Preferred securities 0.12% Consumer discretionary 0.12%
Neiman Marcus Group, Inc., preferred shares[1,11]	23,426,848	20,733
Total preferred securities (cost: $12,355,000)		20,733
Common stocks 1.26% Energy 0.50%
Weatherford International[11]	1,929,240	53,922
Ascent Resources - Utica, LLC, Class A5,7,8,11,12	90,532,504	12,675
Tribune Resources, Inc.[5,7,11]	6,028,136	9,796
Jones Energy II, Inc., Class A7,11	475,238	6,370
Southwestern Energy Co.[11]	229,524	555
White Star Petroleum Corp., Class A5,7,8,11,12	24,665,117	247
McDermott International, Inc.[11]	140,912	95
Denbury Resources Inc.[11]	60,000	85
Petroplus Holdings AG7,8,11	3,360,000	—[13]
		83,745
Health care 0.27%
Rotech Healthcare Inc.[5,7,8,11,12]	1,916,276	38,325
Advanz Pharma Corp.[5,11,12]	2,244,779	6,537
Advanz Pharma Corp.[5,11]	433,351	1,262
		46,124
Materials 0.20%
Hexion Holdings Corp., Class B11	2,820,060	33,982
Communication services 0.11%
Cumulus Media Inc., Class A11	561,642	9,868
iHeartMedia, Inc., Class A11	378,645	6,399
Clear Channel Outdoor Holdings, Inc.[11]	890,868	2,548
Frontier Communications Corp.[11]	93,331	83
Adelphia Recovery Trust, Series Arahova[7,8,11]	1,773,964	7
Adelphia Recovery Trust, Series ACC-1[7,8,11]	10,643,283	5
		18,910
American High-Income Trust — Page 15 of 22

unaudited
Common stocks (continued) Utilities 0.09%	Shares	Value (000)
Aqua America, Inc.	127,000	$7,918
Vistra Energy Corp.	299,690	6,890
		14,808
Information technology 0.09%
Diebold Nixdorf, Inc.[11]	855,000	9,029
MoneyGram International, Inc.[11]	2,497,886	5,246
Corporate Risk Holdings I, Inc.[7,8,11]	2,380,355	279
		14,554
Total common stocks (cost: $333,655,000)		212,123
Rights & warrants 0.05% Energy 0.05%
Sable Permian Resources, LLC, warrants, expire 2024[1,7,8,11]	109,972	7,930
Tribune Resources, Inc., Class A, warrants, expire 2023[5,7,8,11]	2,032,968	27
Tribune Resources, Inc., Class B, warrants, expire 2023[5,7,8,11]	1,581,198	12
Tribune Resources, Inc., Class C, warrants, expire 2023[5,7,8,11]	1,480,250	7
Ultra Petroleum Corp., warrants, expire 2025[11]	1,053,850	37
		8,013
Industrials 0.00%
Associated Materials, LLC, warrants, expire 2023[7,8,11]	616,536	—[13]
Total rights & warrants (cost: $28,009,000)		8,013
Short-term securities 6.65% Money market investments 6.65%
Capital Group Central Cash Fund 1.73%[14]	11,210,906	1,121,090
Total short-term securities (cost: $1,120,505,000)		1,121,090
Total investment securities 98.57% (cost: $17,097,126,000)		16,631,503
Other assets less liabilities 1.43%		242,035
Net assets 100.00%		$16,873,538
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[15] (000)	Value at 12/31/2019[16] (000)	Unrealized (depreciation) appreciation at 12/31/2019 (000)
2 Year U.S. Treasury Note Futures	Long	2,909	April 2020	$581,800	$626,890	$(325)
10 Year Ultra U.S. Treasury Note Futures	Short	1,130	March 2020	(113,000)	(158,995)	1,912
						$1,587
American High-Income Trust — Page 16 of 22

unaudited
Swap contracts

Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Receive	Pay/ Payment frequency	Expiration date	Notional (000)	Value at 12/31/2019 (000)	Upfront payments (000)	Unrealized depreciation at 12/31/2019 (000)
CDX.NA.IG.33	1.00%/Quarterly	12/20/2024	$431,800	$(11,195)	$(10,154)	$(1,041)
CDX.NA.HY.33	5.00%/Quarterly	12/20/2024	564,088	(54,341)	(40,792)	(13,549)
					$(50,946)	$(14,590)
Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings represent 5% or more of the outstanding voting shares of that company. Further details on these holdings and related transactions during the three months ended December 31, 2019, appear below.
	Beginning shares or principal amount	Additions	Reductions	Ending shares or principal amount	Net realized gain (000)	Net unrealized (depreciation) appreciation (000)	Dividend or interest income (000)	Value of affiliates at 12/31/2019 (000)
Bonds, notes & other debt instruments 0.07%
Health care 0.02%
Concordia International Corp. 8.00% 2024	$3,251,000	—	—	$3,251,000	$—	$(77)	$53	$3,088
Concordia International Corp., Term Loan, (3-month USD-LIBOR + 5.50%) 7.447% 2024[2,3]	$883,960	—	$4,510	$879,450	—[13]	(7)	16	824
								3,912
Energy 0.05%
Ascent Resources Marcellus Holdings, Inc., Term Loan B, (3-month USD-LIBOR + 6.50%) 8.245% 2023[2,3]	$7,958,333	—	—	$7,958,333	—	187	(192)	7,541
Total bonds, notes & other debt instruments								11,453
Common stocks 0.41%
Energy 0.14%
Ascent Resources - Utica, LLC, Class A7,8,11,12	90,532,504	—	—	90,532,504	—	(4,527)	—	12,675
Tribune Resources, Inc.[7,11]	6,028,136	—	—	6,028,136	—	(3,768)	—	9,796
White Star Petroleum Corp., Class A7,8,11,12	24,665,117	—	—	24,665,117	—	—	—	247
Jones Energy II, Inc., Class A7,11,17	475,238	—	—	475,238	—	905	—	—
								22,718
Health care 0.27%
Rotech Healthcare Inc.[7,8,11,12]	1,916,276	—	—	1,916,276	—	11,498	—	38,325
Advanz Pharma Corp.[11,12]	2,244,779	—	—	2,244,779	—	(20,421)	—	6,537
Advanz Pharma Corp.[11]	433,351	—	—	433,351	—	(3,942)	—	1,262
								46,124
Total common stocks								68,842
American High-Income Trust — Page 17 of 22

unaudited
Investments in affiliates  (continued)

	Beginning shares or principal amount	Additions	Reductions	Ending shares or principal amount	Net realized gain (000)	Net unrealized (depreciation) appreciation (000)	Dividend or interest income (000)	Value of affiliates at 12/31/2019 (000)
Rights & warrants 0.00%
Energy 0.00%
Tribune Resources, Inc., Class A, warrants, expire 2023[7,8,11]	2,032,968	—	—	2,032,968	$—	$(129)	$—	$27
Tribune Resources, Inc., Class B, warrants, expire 2023[7,8,11]	1,581,198	—	—	1,581,198	—	(69)	—	12
Tribune Resources, Inc., Class C, warrants, expire 2023[7,8,11]	1,480,250	—	—	1,480,250	—	(46)	—	7
								46
Total 0.48%					$—	$(20,396)	$(123)	$80,341
[1]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $10,205,405,000, which represented 60.48% of the net assets of the fund.
[2]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $895,227,000, which represented 5.31% of the net assets of the fund.
[3]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[4]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Most recent payment was 100% cash unless otherwise noted.
[5]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[6]	Step bond; coupon rate may change at a later date.
[7]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $264,391,000, which represented 1.57% of the net assets of the fund.
[8]	Value determined using significant unobservable inputs.
[9]	Scheduled interest and/or principal payment was not received.
[10]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $22,492,000, which represented .13% of the net assets of the fund.
[11]	Security did not produce income during the last 12 months.
[12]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.
[13]	Amount less than one thousand.
[14]	Rate represents the seven-day yield at 12/31/2019.
[15]	Notional amount is calculated based on the number of contracts and notional contract size.
[16]	Value is calculated based on the notional amount and current market price.
[17]	Unaffiliated issuer at 12/31/2019.
Private placement securities	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Rotech Healthcare Inc.	9/26/2013	$41,128	$38,325.23%
Ascent Resources - Utica, LLC, Class A	4/25/2016-11/15/2016	4,340	12,675.07
Advanz Pharma Corp.	8/31/2018	28,414	6,537.04
White Star Petroleum Corp., Class A	6/30/2016	16,491	247.00
Total private placement securities		$ 90,373	$ 57,784.34%
American High-Income Trust — Page 18 of 22

unaudited
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. The average month-end notional amount of futures contracts while held was $747,480,000. Credit default swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency. The average month-end notional amount of credit default swaps while held was $602,152,000.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related
American High-Income Trust — Page 19 of 22

unaudited
securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of December 31, 2019 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds & notes	$—	$14,969,269	$112,676	$15,081,945
U.S. Treasury bonds & notes	—	40,341	—	40,341
Municipals	—	49	—	49
Convertible bonds	—	71,666	—	71,666
Convertible stocks	32,288	—	43,255	75,543
Preferred securities	—	20,733	—	20,733
Common stocks	144,419	16,166	51,538	212,123
Rights & warrants	—	37	7,976	8,013
Short-term securities	1,121,090	—	—	1,121,090
Total	$1,297,797	$15,118,261	$215,445	$16,631,503
	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$1,912	$—	$—	$1,912
Liabilities:
Unrealized depreciation on futures contracts	(325)	—	—	(325)
Unrealized depreciation on credit default swaps	—	(14,590)	—	(14,590)
Total	$1,587	$(14,590)	$—	$(13,003)
*	Futures contracts and credit default swaps are not included in the investment portfolio.
American High-Income Trust — Page 20 of 22

unaudited
The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the three months ended December 31, 2019 (dollars in thousands):
	Beginning value at 10/1/2019	Transfers into Level 3†	Purchases	Sales	Net realized gain	Unrealized depreciation	Transfers out of Level 3†	Ending value at 12/31/2019
Investment securities	$191,236	$—	$131,967	$(43,276)	$1,443	$(65,925)	$—	$215,445
Net unrealized depreciation during the period on Level 3 investment securities held at December 31, 2019								$(66,300)
†	Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred.
Unobservable inputs — Valuation of the fund’s Level 3 securities is based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The following table provides additional information used by the fund’s investment adviser to fair value the fund’s Level 3 securities (dollars in thousands):
	Value at 12/31/2019	Valuation techniques	Unobservable inputs	Range (if appropriate)	Weighted average	Impact to valuation from an increase in input*
Bonds, notes & other debt instruments	$112,676	Yield analysis	Yield to maturity risk premium	N/A	N/A	Decrease
		Redemption value	N/A	N/A	N/A	N/A
		Market comparable security	N/A	N/A	N/A	N/A
Common stocks	51,538	Market comparable companies	EBITDA multiple	4.8x	4.8x	Increase
			DLOM	20%	20%	Decrease
		Multiple of revenue	Revenue multiple	1.4x	1.4x	Increase
		Expected proceeds	Discount to reflect timing of receipt and amount of proceeds	50%	50%	Decrease
		Liquidation value	N/A	N/A	N/A	N/A
Convertible stocks	43,255	Multiple of revenue	Revenue multiple	0.85x	0.85x	Increase
Rights & warrants	7,976	Black-Scholes	Implied volatility	30%	30%	Increase
		Market comparables	$ per acre	$4.5K	$4.5K	Increase
			$ per thousand Boe per day	$25K	$25K	Increase
	$215,445
*	This column represents the directional change in fair value of the Level 3 securities that would result in an increase from the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.

Key to abbreviations and symbols
Auth. = Authority
Boe = Barrel of oil equivalent
€ = Euros
DLOM = Discount for lack of marketability
EBITDA = Earnings before income taxes, depreciation and amortization
LIBOR = London Interbank Offered Rate
Rev. = Revenue
USD/$ = U.S. dollars
American High-Income Trust — Page 21 of 22

unaudited
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2020 Capital Group. All rights reserved.
MFGEFPX-021-0220O-S73155	American High-Income Trust — Page 22 of 22